Provision for Reclamation Liabilities (Details) - Schedule of Provision for Reclamation Liabilities - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Provision for Reclamation Liabilities [Abstract]
Beginning of the period	$ 10,846	$ 8,442
Disbursements	(870)	(4,519)
Environmental rehabilitation expense		6,851
Accretion	124	72
End of the period	10,100	10,846
Provision for reclamation liabilities – current	4,343	4,343
Provision for reclamation liabilities – long-term	5,757	6,503
Total	$ 10,100	$ 10,846